UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-3010

Fidelity Advisor Series VII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

1

Quarterly Holdings Report for

Fidelity® Advisor Biotechnology Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809084.101 AFBT-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 98.5%
	Shares	Value

BIOTECHNOLOGY – 88.4%
Biotechnology – 88.4%
Abgenix, Inc. (a)	35,000	$ 364,000
Acadia Pharmaceuticals, Inc. (a)	2,500	26,250
Acambis PLC (a)	27,022	105,250
Actelion Ltd. (Reg.) (a)	2,960	332,933
Affymetrix, Inc. (a)	29,700	1,349,271
Albany Molecular Research, Inc. (a)	12,700	170,180
Alkermes, Inc. (a)	35,240	574,060
Alnylam Pharmaceuticals, Inc. (a)	8,000	76,880
Amgen, Inc. (a)	46,710	3,538,750
Amylin Pharmaceuticals, Inc. (a)	25,400	853,440
Anadys Pharmaceuticals, Inc. (a)	1,500	14,865
Applera Corp.:
– Applied Biosystems Group	37,300	905,271
– Celera Genomics Group (a)	16,500	196,020
Biogen Idec, Inc. (a)	80,534	3,272,096
BioMarin Pharmaceutical, Inc. (a)	4,800	40,320
Celgene Corp. (a)	62,141	3,486,110
Cephalon, Inc. (a)	52,899	2,411,665
Charles River Laboratories International, Inc. (a)	27,200	1,190,272
Chiron Corp. (a)	10,200	450,228
Coley Pharmaceutical Group, Inc.	8,300	122,923
Cotherix, Inc.	6,200	88,350
Critical Therapeutics, Inc. (a)	3,455	23,667
Cubist Pharmaceuticals, Inc. (a)	19,000	383,990
Curis, Inc. (a)	25,800	105,780
CV Therapeutics, Inc. (a)	17,600	441,056
Cytokinetics, Inc. (a)	11,900	92,761
Dendreon Corp. (a)	100	616
Digene Corp. (a)	5,800	175,160
DOV Pharmaceutical, Inc. (a)	8,400	130,452
Dyax Corp. (a)	4,200	17,850
Dynavax Technologies Corp. (a)	3,500	20,685
Enzo Biochem, Inc.	4,000	54,560
Enzon Pharmaceuticals, Inc. (a)	25,200	176,652
Exelixis, Inc. (a)	25,100	194,023
Genentech, Inc. (a)	55,000	4,982,997
Genzyme Corp. (a)	37,220	2,691,006
Gilead Sciences, Inc. (a)	56,100	2,650,725
Harvard Bioscience, Inc. (a)	300	963
Human Genome Sciences, Inc. (a)	49,900	416,665
ICOS Corp. (a)	25,500	687,990
Idenix Pharmaceuticals, Inc. (a)	11,400	237,234
ImClone Systems, Inc. (a)	37,164	1,289,591
ImmunoGen, Inc. (a)	28,800	161,280
Incyte Corp. (a)	32,000	159,680
Inhibitex, Inc. (a)	4,400	42,768
Inhibitex, Inc. (a)(c)	10,970	106,628
Invitrogen Corp. (a)	24,250	1,542,058
Ligand Pharmaceuticals, Inc. Class B (a)	1,300	11,245
Luminex Corp. (a)	2,600	27,118

Quarterly Report

2

	Shares	Value
Martek Biosciences (a)	11,800	$ 364,266
Medarex, Inc. (a)	41,990	366,993
MedImmune, Inc. (a)	86,600	3,029,268
Millennium Pharmaceuticals, Inc. (a)	108,871	992,904
Momenta Pharmaceuticals, Inc. (a)	6,200	133,486
Myogen, Inc. (a)	15,500	310,775
Myriad Genetics, Inc. (a)	10,300	199,614
Neurocrine Biosciences, Inc. (a)	11,700	617,994
OSI Pharmaceuticals, Inc. (a)	33,900	789,870
Pharmion Corp. (a)	12,804	241,868
Protein Design Labs, Inc. (a)	48,500	1,358,970
Renovis, Inc. (a)	11,200	157,136
Serologicals Corp. (a)	12,400	241,552
Tanox, Inc. (a)	26,700	372,732
Techne Corp. (a)	16,710	906,016
Tercica, Inc. (a)	11,900	118,881
Theravance, Inc.	8,800	190,696
Threshold Pharmaceuticals, Inc.	12,016	132,657
Trimeris, Inc. (a)	8,400	107,016
Vertex Pharmaceuticals, Inc. (a)	42,900	975,975
ViaCell, Inc.	500	2,525
XOMA Ltd. (a)	49,300	83,810
Zymogenetics, Inc. (a)	1,200	21,024
		48,110,362

COMPUTERS & PERIPHERALS – 0.0%
Computer Storage & Peripherals – 0.0%
iCAD, Inc. (a)	6,700	9,715
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Health Care Equipment – 0.9%
IDEXX Laboratories, Inc. (a)	7,144	501,009
IntraLase Corp.	300	4,638
		505,647
Health Care Supplies – 1.1%
Gen-Probe, Inc. (a)	1,400	57,176
Inverness Medical Innovations, Inc. (a)(c)	21,300	506,514
		563,690

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,069,337

HEALTH CARE PROVIDERS & SERVICES – 0.2%
Health Care Facilities – 0.0%
Corporacion Dermoestetica SA	300	3,380
Health Care Services – 0.2%
Accelrys, Inc. (a)	4,814	31,484
Vital Images, Inc. (a)	3,800	88,350
		119,834

TOTAL HEALTH CARE PROVIDERS & SERVICES		123,214

PHARMACEUTICALS – 7.9%
Pharmaceuticals – 7.9%
Adams Respiratory Therapeutics, Inc.	12,900	482,460

3 Quarterly Report

Advisor Biotechnology
Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Axcan Pharma, Inc. (a)	4,400	$55,885
Connetics Corp. (a)	200	2,608
Kos Pharmaceuticals, Inc. (a)	17,200	1,032,000
MGI Pharma, Inc. (a)	3,321	62,302
New River Pharmaceuticals, Inc. (a)	3,650	173,704
NitroMed, Inc. (a)	8,545	139,027
Sepracor, Inc. (a)	41,296	2,322,900
Xenoport, Inc.	1,800	24,696
		4,295,582

TOTAL COMMON STOCKS
(Cost $50,175,231)		53,608,210

Money Market Funds — 1.6%

Fidelity Cash Central Fund, 3.92% (b)
(Cost $878,182)	878,182	878,182

TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $51,053,413)		54,486,392

NET OTHER ASSETS – (0.1)%		(76,724)

NET ASSETS – 100%		$54,409,668

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $613,142 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inhibitex, Inc.	8/18/05	$ 90,503
Inverness Medical Innovations, Inc.	8/1/05	$ 506,088

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $51,634,152. Net unrealized appreciation aggregated $2,852,240, of which $10,059,860 related to appreciated investment securities and $7,207,620 related to depreciated investment securities.

Quarterly Report

4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

5 Quarterly Report

Quarterly Holdings Report for

Fidelity® Advisor Consumer Industries Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809085.101 AFCI-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 99.8%
	Shares	Value

AUTOMOBILES – 1.3%
Automobile Manufacturers – 0.5%
Thor Industries, Inc.	8,700	$ 283,881
Motorcycle Manufacturers – 0.8%
Harley-Davidson, Inc.	9,500	470,535
TOTAL AUTOMOBILES		754,416

BEVERAGES – 6.7%
Distillers & Vintners – 1.4%
Brown-Forman Corp. Class B (non-vtg.)	2,100	133,014
Diageo PLC sponsored ADR	11,000	653,730
		786,744
Soft Drinks – 5.3%
PepsiCo, Inc.	17,400	1,027,992
The Coca-Cola Co.	49,200	2,104,776
		3,132,768

TOTAL BEVERAGES		3,919,512

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Commercial Printing – 0.3%
R.R. Donnelley & Sons Co.	4,400	154,088
Diversified Commercial & Professional Services – 0.4%
Cendant Corp.	15,000	261,300
TOTAL COMMERCIAL SERVICES & SUPPLIES		415,388

DIVERSIFIED CONSUMER SERVICES – 2.9%
Education Services – 1.8%
Apollo Group, Inc. Class A (a)	13,200	831,864
Bright Horizons Family Solutions, Inc. (a)	5,154	206,005
		1,037,869
Specialized Consumer Services – 1.1%
Steiner Leisure Ltd. (a)	11,572	394,489
Weight Watchers International, Inc. (a)	5,500	289,135
		683,624

TOTAL DIVERSIFIED CONSUMER SERVICES		1,721,493

ELECTRICAL EQUIPMENT – 0.4%
Electrical Components & Equipment – 0.4%
Evergreen Solar, Inc. (a)	27,100	223,575
FOOD & STAPLES RETAILING – 9.1%
Drug Retail – 2.7%
CVS Corp.	24,800	605,368
Walgreen Co.	22,000	999,460
		1,604,828
Food Retail – 1.3%
Whole Foods Market, Inc.	5,200	749,476

Quarterly Report

2

	Shares	Value
Hypermarkets & Super Centers – 5.1%
Costco Wholesale Corp.	14,500	$ 701,220
Wal-Mart Stores, Inc.	49,280	2,331,437
		3,032,657

TOTAL FOOD & STAPLES RETAILING		5,386,961

FOOD PRODUCTS – 4.8%
Packaged Foods & Meats – 4.8%
Diamond Foods, Inc.	8,400	136,836
Green Mountain Coffee Roasters, Inc. (a)	3,200	134,432
Lindt & Spruengli AG (participation certificate)	208	352,381
Nestle SA sponsored ADR	17,650	1,316,690
Smithfield Foods, Inc. (a)	22,600	668,508
The J.M. Smucker Co.	4,200	191,982
		2,800,829

HOTELS, RESTAURANTS & LEISURE – 11.7%
Casinos & Gaming – 2.2%
Aristocrat Leisure Ltd.	27,700	240,474
Harrah’s Entertainment, Inc.	2,333	141,100
International Game Technology	8,800	233,112
MGM MIRAGE (a)	12,100	452,177
Station Casinos, Inc.	1,900	121,790
WMS Industries, Inc. (a)	4,400	110,572
		1,299,225
Hotels, Resorts & Cruise Lines – 4.2%
Carnival Corp. unit	16,900	839,423
Hilton Hotels Corp.	14,900	289,805
Kerzner International Ltd. (a)	3,200	186,720
Royal Caribbean Cruises Ltd.	12,500	518,000
Starwood Hotels & Resorts Worldwide, Inc. unit	11,200	654,416
		2,488,364
Leisure Facilities – 0.1%
International Speedway Corp. Class A	1,700	87,856
Restaurants – 5.2%
Brinker International, Inc.	10,300	392,636
Buffalo Wild Wings, Inc. (a)	25,400	696,976
CBRL Group, Inc.	3,900	135,330
Domino’s Pizza, Inc.	8,800	210,496
McDonald’s Corp.	12,700	401,320
Outback Steakhouse, Inc.	16,200	610,092
Starbucks Corp. (a)	10,200	288,456
Wendy’s International, Inc.	6,540	305,549
		3,040,855

TOTAL HOTELS, RESTAURANTS & LEISURE		6,916,300

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

HOUSEHOLD PRODUCTS – 7.8%
Household Products – 7.8%
Colgate-Palmolive Co.	11,700	$ 619,632
Procter & Gamble Co.	70,497	3,947,127
		4,566,759

INTERNET & CATALOG RETAIL – 4.0%
Catalog Retail – 0.5%
Coldwater Creek, Inc. (a)	11,000	296,890
Internet Retail – 3.5%
Blue Nile, Inc. (a)	3,300	118,371
eBay, Inc. (a)	49,600	1,964,160
		2,082,531

TOTAL INTERNET & CATALOG RETAIL		2,379,421

INTERNET SOFTWARE & SERVICES – 10.4%
Internet Software & Services – 10.4%
Digitas, Inc. (a)	13,300	143,640
Google, Inc. Class A (sub. vtg.) (a)	10,000	3,721,400
Homestore, Inc. (a)	283	1,027
Sina Corp. (a)	6,500	164,775
Yahoo!, Inc. (a)	56,670	2,095,090
		6,125,932

LEISURE EQUIPMENT & PRODUCTS – 3.7%
Leisure Products – 3.7%
Brunswick Corp.	20,800	793,104
K2, Inc. (a)	10,400	104,312
MarineMax, Inc. (a)	11,800	291,460
Polaris Industries, Inc.	5,200	234,468
RC2 Corp. (a)	2,900	101,442
SCP Pool Corp.	18,350	660,050
		2,184,836

MEDIA – 11.0%
Advertising – 2.5%
JC Decaux SA (a)	24,300	496,951
Omnicom Group, Inc.	11,500	954,040
		1,450,991
Broadcasting & Cable TV – 1.2%
E.W. Scripps Co. Class A	8,100	370,980
Univision Communications, Inc. Class A (a)	13,500	352,890
		723,870
Movies & Entertainment – 5.1%
Carmike Cinemas, Inc.	6,300	139,104
News Corp. Class A	90,484	1,289,397
Walt Disney Co.	65,600	1,598,672
		3,027,173
Publishing – 2.2%
Gannett Co., Inc.	2,680	167,929
McGraw-Hill Companies, Inc.	11,000	538,340

Quarterly Report

4

	Shares	Value
Reuters Group PLC sponsored ADR	4,000	$ 152,080
Washington Post Co. Class B	560	417,200
		1,275,549

TOTAL MEDIA		6,477,583

MULTILINE RETAIL – 7.7%
Department Stores – 3.9%
Federated Department Stores, Inc.	10,200	625,974
JCPenney Co., Inc.	7,800	399,360
Nordstrom, Inc.	9,500	329,175
Saks, Inc.	10,700	194,205
Sears Holdings Corp. (a)	6,200	745,550
		2,294,264
General Merchandise Stores – 3.8%
Family Dollar Stores, Inc.	9,500	210,330
Target Corp.	36,400	2,027,116
		2,237,446

TOTAL MULTILINE RETAIL		4,531,710

PERSONAL PRODUCTS – 1.1%
Personal Products – 1.1%
Avon Products, Inc.	23,700	639,663
REAL ESTATE – 0.4%
Real Estate Investment Trusts – 0.4%
MeriStar Hospitality Corp. (a)	26,100	226,287
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Semiconductors – 0.2%
Intel Corp.	6,100	143,350
SOFTWARE – 1.0%
Home Entertainment Software – 1.0%
Activision, Inc. (a)	14,533	229,185
Electronic Arts, Inc. (a)	6,500	369,720
		598,905

SPECIALTY RETAIL – 9.8%
Apparel Retail – 2.7%
Aeropostale, Inc. (a)	8,500	166,090
American Eagle Outfitters, Inc.	7,100	167,205
Chico’s FAS, Inc. (a)	12,500	494,250
DSW, Inc. Class A	100	2,082
Foot Locker, Inc.	12,200	237,168
Hot Topic, Inc. (a)	7,650	113,909
Urban Outfitters, Inc. (a)	15,000	424,950
		1,605,654
Computer & Electronics Retail – 1.9%
Best Buy Co., Inc.	19,850	878,561

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

SPECIALTY RETAIL – CONTINUED
Computer & Electronics Retail – continued
Gamestop Corp.:
Class A (a)	5,500	$ 195,140
Class B (a)	1,400	45,276
		1,118,977
Home Improvement Retail – 2.0%
Lowe’s Companies, Inc.	19,200	1,166,784
Specialty Stores – 3.2%
Guitar Center, Inc. (a)	6,500	338,715
Michaels Stores, Inc.	5,100	168,708
Office Depot, Inc. (a)	16,800	462,504
OfficeMax, Inc.	4,200	117,684
PETsMART, Inc.	4,800	112,800
Sports Authority, Inc. (a)	1,500	41,760
Staples, Inc.	29,050	660,307
		1,902,478

TOTAL SPECIALTY RETAIL		5,793,893

TEXTILES, APPAREL & LUXURY GOODS – 5.1%
Apparel, Accessories & Luxury Goods – 3.7%
Carter’s, Inc. (a)	11,800	745,170
Coach, Inc. (a)	11,400	366,852
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,400	85,000
Liz Claiborne, Inc.	13,300	468,160
Polo Ralph Lauren Corp. Class A	8,000	393,600
Quiksilver, Inc. (a)	10,400	119,912
		2,178,694
Footwear – 1.4%
NIKE, Inc. Class B	10,000	840,500

TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,019,194

TOTAL COMMON STOCKS
(Cost $51,608,187)		58,826,007

Money Market Funds — 3.6%
Fidelity Cash Central Fund, 3.92% (b)	398,290	398,290
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	1,725,650	1,725,650
TOTAL MONEY MARKET FUNDS
(Cost $2,123,940)		2,123,940

TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $53,732,127)		60,949,947

NET OTHER ASSETS – (3.4)%		(2,020,464)

NET ASSETS – 100%		$ 58,929,483

Legend
(a) Non-income producing

Quarterly Report

6

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $53,816,485. Net unrealized appreciation aggregated $7,133,462, of which $9,418,830 related to appreciated investment securities and $2,285,368 related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

Quarterly Holdings Report for

Fidelity® Advisor Cyclical Industries Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809093.101 AFCY-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 98.9%
	Shares	Value

AEROSPACE & DEFENSE – 11.6%
Aerospace & Defense – 11.6%
Alliant Techsystems, Inc. (a)	2,900	$ 203,638
Embraer – Empresa Brasileira de Aeronautica SA sponsored ADR	300	11,637
General Dynamics Corp.	2,800	325,640
Goodrich Corp.	10,900	393,163
Hexcel Corp. (a)	47,300	748,286
Honeywell International, Inc.	106,700	3,649,140
L-3 Communications Holdings, Inc.	10,600	824,892
Meggitt PLC	62,700	335,797
Precision Castparts Corp.	12,000	568,320
Raytheon Co.	35,900	1,326,505
Rockwell Collins, Inc.	30,740	1,408,507
Rolls-Royce Group PLC	46,983	303,611
The Boeing Co.	32,500	2,100,800
United Technologies Corp.	81,500	4,179,320
		16,379,256

AIR FREIGHT & LOGISTICS – 6.1%
Air Freight & Logistics – 6.1%
C.H. Robinson Worldwide, Inc.	19,800	698,148
Expeditors International of Washington, Inc.	12,400	752,308
FedEx Corp.	27,800	2,555,654
Forward Air Corp.	27,920	989,764
Hub Group, Inc. Class A (a)	29,236	1,063,313
Park-Ohio Holdings Corp. (a)	30,700	508,392
United Parcel Service, Inc. Class B	14,200	1,035,748
UTI Worldwide, Inc.	13,000	1,112,020
		8,715,347

AIRLINES – 2.3%
Airlines – 2.3%
AirTran Holdings, Inc. (a)	136,800	2,046,528
Alaska Air Group, Inc. (a)	14,300	450,879
Ryanair Holdings PLC sponsored ADR (a)	6,100	302,377
US Airways Group, Inc. (a)	17,600	434,368
		3,234,152

AUTO COMPONENTS – 2.9%
Auto Parts & Equipment – 2.7%
American Axle & Manufacturing Holdings, Inc.	5,700	124,260
Amerigon, Inc. (a)	81,858	482,962
BorgWarner, Inc.	12,900	748,071
Johnson Controls, Inc.	36,600	2,490,630
		3,845,923
Tires & Rubber – 0.2%
Continental AG sponsored ADR	3,400	259,420

TOTAL AUTO COMPONENTS		4,105,343

Quarterly Report

2

	Shares	Value

AUTOMOBILES – 0.7%
Automobile Manufacturers – 0.7%
DaimlerChrysler AG	2,600	$ 130,130
Honda Motor Co. Ltd. sponsored ADR	10,300	286,443
Hyundai Motor Co.	2,920	214,245
Toyota Motor Corp. sponsored ADR	3,500	324,835
		955,653

BUILDING PRODUCTS – 2.0%
Building Products – 2.0%
American Standard Companies, Inc.	26,800	1,019,472
Masco Corp.	28,200	803,700
Quixote Corp.	51,551	1,041,846
		2,865,018

CHEMICALS – 15.0%
Commodity Chemicals – 2.1%
Celanese Corp. Class A	42,700	753,228
Georgia Gulf Corp.	12,036	350,248
Lyondell Chemical Co.	428	11,470
NOVA Chemicals Corp.	32,000	1,139,915
Pioneer Companies, Inc. (a)	33,900	796,311
		3,051,172
Diversified Chemicals – 4.8%
Ashland, Inc.	14,300	765,193
Dow Chemical Co.	87,500	4,012,750
Eastman Chemical Co.	11,200	590,912
FMC Corp. (a)	25,700	1,399,108
		6,767,963
Fertilizers & Agricultural Chemicals – 2.7%
Agrium, Inc.	49,500	1,044,907
Monsanto Co.	17,000	1,071,170
Mosaic Co. (a)	58,151	767,593
Potash Corp. of Saskatchewan	8,400	688,643
The Scotts Co. Class A	2,700	237,033
		3,809,346
Industrial Gases – 3.0%
Air Products & Chemicals, Inc.	32,700	1,871,748
Airgas, Inc.	30,700	867,889
Praxair, Inc.	29,700	1,467,477
		4,207,114
Specialty Chemicals – 2.4%
Albemarle Corp.	20,900	733,381
Chemtura Corp.	56,694	606,626
Cytec Industries, Inc.	8,800	363,440
Ecolab, Inc.	28,700	949,396
H.B. Fuller Co.	200	5,994
Lubrizol Corp.	200	8,318

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

CHEMICALS – CONTINUED
Specialty Chemicals – continued
Minerals Technologies, Inc.	200	$ 10,692
Rohm & Haas Co.	16,000	696,480
		3,374,327

TOTAL CHEMICALS		21,209,922

COMMERCIAL SERVICES & SUPPLIES – 2.8%
Diversified Commercial & Professional Services – 0.6%
Cintas Corp.	5,300	215,021
CRA International, Inc. (a)	5,700	252,282
LECG Corp. (a)	15,900	351,231
		818,534
Environmental & Facility Services – 0.7%
Republic Services, Inc.	10,000	353,500
Waste Connections, Inc. (a)	14,550	485,534
Waste Management, Inc.	2,000	59,020
Waste Services, Inc. (a)	36,100	135,014
		1,033,068
Human Resource & Employment Services – 1.3%
CDI Corp.	38,400	1,058,688
Robert Half International, Inc.	21,900	807,672
		1,866,360
Office Services & Supplies – 0.2%
Herman Miller, Inc.	6,800	186,388

TOTAL COMMERCIAL SERVICES & SUPPLIES		3,904,350

COMMUNICATIONS EQUIPMENT – 1.0%
Communications Equipment – 1.0%
Dycom Industries, Inc. (a)	16,600	330,838
Harris Corp.	26,600	1,093,260
		1,424,098

CONSTRUCTION & ENGINEERING – 11.3%
Construction & Engineering – 11.3%
Chicago Bridge & Iron Co. NV (NY Shares)	38,000	847,400
Comfort Systems USA, Inc. (a)	43,400	368,900
Fluor Corp.	132,600	8,433,360
Foster Wheeler Ltd. (a)	30,620	865,934
Jacobs Engineering Group, Inc. (a)	6,300	401,625
Perini Corp. (a)	88,200	1,797,516
Shaw Group, Inc. (a)	81,100	2,173,480
SNC-Lavalin Group, Inc.	16,900	1,066,088
URS Corp. (a)	1,000	40,430
		15,994,733

CONSTRUCTION MATERIALS – 1.6%
Construction Materials – 1.6%
Lafarge North America, Inc.	24	1,452

Quarterly Report

4

	Shares	Value
Martin Marietta Materials, Inc.	13,400	$ 1,057,394
Texas Industries, Inc.	179	8,878
Vulcan Materials Co.	17,800	1,157,000
		2,224,724

CONTAINERS & PACKAGING – 0.3%
Metal & Glass Containers – 0.3%
Crown Holdings, Inc. (a)	16,200	262,764
Owens-Illinois, Inc. (a)	11,000	209,440
		472,204

DIVERSIFIED CONSUMER SERVICES – 0.1%
Education Services – 0.1%
Education Management Corp. (a)	5,200	160,368
ELECTRICAL EQUIPMENT – 1.8%
Electrical Components & Equipment – 1.2%
AMETEK, Inc.	5,900	240,307
C&D Technologies, Inc.	20,100	183,513
Emerson Electric Co.	100	6,955
NEOMAX Co. Ltd.	15,000	454,659
Rockwell Automation, Inc.	6,900	366,735
Roper Industries, Inc.	8,800	331,760
Ultralife Batteries, Inc. (a)	15,800	191,496
		1,775,425
Heavy Electrical Equipment – 0.6%
ABB Ltd. sponsored ADR (a)	37,600	292,904
Shanghai Electric (Group) Corp. (H Shares)	1,692,000	534,745
		827,649

TOTAL ELECTRICAL EQUIPMENT		2,603,074

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.2%
Electronic Equipment & Instruments – 0.2%
FARO Technologies, Inc. (a)	12,200	253,272
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Health Care Equipment – 0.1%
Varian, Inc. (a)	2,700	99,279
HOUSEHOLD DURABLES – 4.2%
Homebuilding – 4.2%
D.R. Horton, Inc.	40,300	1,236,807
KB Home	25,100	1,640,285
Pulte Homes, Inc.	5,000	188,950
Ryland Group, Inc.	18,700	1,258,510
Toll Brothers, Inc. (a)	44,800	1,653,568
		5,978,120

INDUSTRIAL CONGLOMERATES – 6.5%
Industrial Conglomerates – 6.5%
3M Co.	44,460	3,378,071
General Electric Co.	17,500	593,425
Smiths Group PLC	31,500	508,894

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INDUSTRIAL CONGLOMERATES – CONTINUED
Industrial Conglomerates – continued
Textron, Inc.	200	$ 14,408
Tyco International Ltd.	177,500	4,684,225
		9,179,023

IT SERVICES – 0.6%
IT Consulting & Other Services – 0.6%
Anteon International Corp. (a)	16,800	759,360
SI International, Inc. (a)	5,300	153,011
		912,371

MACHINERY – 12.4%
Construction & Farm Machinery & Heavy Trucks – 8.1%
Bucyrus International, Inc. Class A	24,100	1,001,355
Caterpillar, Inc.	55,300	2,908,227
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	18,310	364,797
Deere & Co.	33,600	2,038,848
Joy Global, Inc.	66,500	3,050,355
Manitowoc Co., Inc.	20,700	1,101,447
Navistar International Corp. (a)	15,640	430,413
PACCAR, Inc.	150	10,503
Samsung Heavy Industries Ltd.	33,670	427,325
Wabash National Corp	12,300	226,443
		11,559,713
Industrial Machinery – 4.3%
Actuant Corp. Class A	7,600	370,120
Albany International Corp. Class A	25,700	992,791
Briggs & Stratton Corp.	12,700	406,146
Danaher Corp.	22,600	1,177,460
Dover Corp.	23,100	900,438
IDEX Corp.	8,000	320,160
ITT Industries, Inc.	6,700	680,720
Kaydon Corp.	600	17,730
Kennametal, Inc.	3	153
Pall Corp.	200	5,232
Pentair, Inc.	7,000	227,430
Timken Co.	8,700	246,732
Watts Water Technologies, Inc. Class A	25,100	696,776
		6,041,888

TOTAL MACHINERY		17,601,601

MARINE – 2.5%
Marine – 2.5%
Alexander & Baldwin, Inc.	5,120	250,573
Camillo Eitzen & Co. ASA	36,500	364,663
Diana Shipping, Inc.	19,500	305,175
Golden Ocean Group Ltd. (a)	1,400	966

Quarterly Report

6

	Shares	Value
Odfjell ASA (A Shares)	66,500	$ 1,275,111
Stolt-Nielsen SA	38,000	1,337,535
		3,534,023

METALS & MINING – 0.7%
Steel – 0.7%
Allegheny Technologies, Inc.	7,100	203,841
Carpenter Technology Corp.	8,500	512,550
Chaparral Steel Co. (a)	179	4,471
IPSCO, Inc.	3,800	270,762
		991,624

OIL, GAS & CONSUMABLE FUELS – 1.0%
Coal & Consumable Fuels – 0.2%
Massey Energy Co.	7,800	312,546
Oil & Gas Storage & Transport – 0.8%
OMI Corp.	33,400	603,872
Overseas Shipholding Group, Inc.	11,800	561,680
		1,165,552

TOTAL OIL, GAS & CONSUMABLE FUELS		1,478,098

ROAD & RAIL – 7.4%
Railroads – 6.2%
Burlington Northern Santa Fe Corp.	54,100	3,357,446
Canadian National Railway Co.	25,000	1,809,907
Canadian Pacific Railway Ltd.	23,900	982,511
Norfolk Southern Corp.	63,600	2,556,720
		8,706,584
Trucking – 1.2%
Laidlaw International, Inc.	39,300	893,682
Landstar System, Inc.	22,608	870,860
		1,764,542

TOTAL ROAD & RAIL		10,471,126

SPECIALTY RETAIL – 0.4%
Computer & Electronics Retail – 0.0%
Gamestop Corp. Class B (a)	2,300	74,382
Home Improvement Retail – 0.4%
Sherwin-Williams Co.	12,400	527,620

TOTAL SPECIALTY RETAIL		602,002

TRADING COMPANIES & DISTRIBUTORS – 3.4%
Trading Companies & Distributors – 3.4%
Fastenal Co.	5,600	392,728
Finning International, Inc.	30,500	996,351
MSC Industrial Direct Co., Inc. Class A	27,900	1,065,222
UAP Holding Corp.	19,100	364,810

7 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

TRADING COMPANIES & DISTRIBUTORS – CONTINUED
Trading Companies & Distributors – continued
United Rentals, Inc. (a)	15,100	$ 295,507
WESCO International, Inc. (a)	41,700	1,657,575
		4,772,193

TOTAL COMMON STOCKS
(Cost $126,847,881)		140,120,974

Nonconvertible Preferred Stocks — 0.0%
AEROSPACE & DEFENSE – 0.0%
Aerospace & Defense – 0.0%
Rolls-Royce Group PLC Series B
(Cost $2,608)	1,569,232	2,820

Money Market Funds — 0.9%
Fidelity Cash Central Fund, 3.92% (b)
(Cost $1,302,904)	1,302,904	1,302,904

TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $128,153,393)		141,426,698

NET OTHER ASSETS – 0.2%		226,082

NET ASSETS – 100%		$141,652,780

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $128,636,240. Net unrealized appreciation aggregated $12,790,458, of which $17,241,798 related to appreciated investment securities and $4,451,340 related to depreciated investment securities.

Quarterly Report

8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

9 Quarterly Report

Quarterly Holdings Report for

Fidelity® Advisor Developing Communications Fund

Class A Class T Class B Class C Institutional Class

October 31, 2005

1.809086.101 AFDC-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 100.0%
	Shares	Value

COMMUNICATIONS EQUIPMENT – 66.1%
Communications Equipment – 66.1%
3Com Corp. (a)	8,700	$ 33,495
ADC Telecommunications, Inc. (a)	3,300	57,585
Adtran, Inc.	1,100	33,275
Alcatel SA sponsored ADR (a)	11,400	133,836
Andrew Corp. (a)	4,200	44,604
AudioCodes Ltd. (a)	11,400	128,478
Avaya, Inc. (a)	15,350	176,832
Bookham, Inc. (a)	8,972	46,206
C-COR, Inc. (a)	800	4,264
Carrier Access Corp. (a)	2,400	10,344
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	4,000	39,160
CIENA Corp. (a)	64,850	153,695
Comtech Group, Inc. (a)	2,500	15,600
Comverse Technology, Inc. (a)	8,360	209,836
Corning, Inc. (a)	32,900	660,961
CSR PLC (a)	3,500	44,584
ECI Telecom Ltd. (a)	4,200	31,920
Extreme Networks, Inc. (a)	13,300	64,239
F5 Networks, Inc. (a)	4,800	249,744
Foxconn International Holdings Ltd.	2,000	2,141
Harmonic, Inc. (a)	4,000	18,440
InterDigital Communication Corp. (a)	100	1,919
Ixia (a)	3,800	47,956
JDS Uniphase Corp. (a)	16,800	35,280
Juniper Networks, Inc. (a)	30,250	705,733
Lucent Technologies, Inc. (a)	35,800	102,030
Motorola, Inc.	12,900	285,864
MRV Communications, Inc. (a)	20,665	39,883
NMS Communications Corp. (a)	31,200	109,200
Nokia Corp. sponsored ADR	61,200	1,029,384
Nortel Networks Corp. (a)	140,500	456,625
Polycom, Inc. (a)	4,500	68,850
Powerwave Technologies, Inc. (a)	4,640	52,014
QUALCOMM, Inc.	25,000	994,000
RADWARE Ltd. (a)	2,800	51,548
Research In Motion Ltd. (a)	13,640	838,727
Riverstone Networks, Inc. (a)	92,600	63,431
Sonus Networks, Inc. (a)	22,104	96,373
Symmetricom, Inc. (a)	8,600	68,542
Tekelec (a)	5,000	68,600
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR	22	722
Tellabs, Inc. (a)	1,100	10,516
Telson Electronics Co. Ltd. (a)	16,942	0
Terayon Communication Systems, Inc. (a)	4,700	12,643
TomTom Group BV	200	7,703
Tut Systems, Inc. (a)	2,400	7,296
		7,314,078

Quarterly Report

2

	Shares	Value

COMPUTERS & PERIPHERALS – 1.1%
Computer Hardware – 0.9%
Compal Electronics, Inc.	5,509	$4,860
Concurrent Computer Corp. (a)	41,917	71,259
NEC Corp. sponsored ADR	90	449
Palm, Inc. (a)	1,000	25,690
		102,258
Computer Storage & Peripherals – 0.2%
EMC Corp. (a)	1,200	16,752

TOTAL COMPUTERS & PERIPHERALS		119,010

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Integrated Telecommunication Services – 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	1,500	45,225
ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.6%
Electronic Equipment & Instruments – 2.1%
Aeroflex, Inc. (a)	4,900	44,394
Applied Films Corp. (a)	2,500	48,550
AU Optronics Corp. sponsored ADR	2,266	28,892
Chi Mei Optoelectronics Corp.	14,549	14,613
Dolby Laboratories, Inc. Class A	2,000	32,200
HannStar Display Corp.	58,000	11,444
Photon Dynamics, Inc. (a)	1,500	26,115
Planar Systems, Inc. (a)	2,500	22,300
		228,508
Electronic Manufacturing Services – 0.4%
M-Flex Electronix, Inc. (a)	200	5,324
Molex, Inc.	700	17,717
Trimble Navigation Ltd. (a)	800	23,096
		46,137
Technology Distributors – 0.1%
Brightpoint, Inc. (a)	700	15,113

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		289,758

HOUSEHOLD DURABLES – 0.3%
Consumer Electronics – 0.3%
Garmin Ltd.	100	5,743
Thomson SA	1,700	32,056
		37,799

INTERNET SOFTWARE & SERVICES – 9.7%
Internet Software & Services – 9.7%
Google, Inc. Class A (sub. vtg.) (a)	2,470	919,186
Openwave Systems, Inc. (a)	6,907	123,428
Opera Software ASA (a)	6,700	17,919
RADVision Ltd. (a)	700	9,100
		1,069,633

3 Quarterly Report

Advisor Developing Communications
Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.1%
Semiconductor Equipment – 0.8%
ASE Test Ltd. (a)	2,000	$ 11,040
EMCORE Corp. (a)	5,000	27,700
MEMC Electronic Materials, Inc. (a)	2,200	39,468
Teradyne, Inc. (a)	1,200	16,248
		94,456
Semiconductors – 9.3%
Advanced Analogic Technologies, Inc.	3,100	33,790
Agere Systems, Inc. (a)	1,865	19,396
Analog Devices, Inc.	900	31,302
Applied Micro Circuits Corp. (a)	18,532	45,218
ARM Holdings PLC sponsored ADR	6,600	37,950
ATI Technologies, Inc. (a)	3,200	46,063
Cree, Inc. (a)	1,100	26,444
Exar Corp. (a)	143	1,800
Freescale Semiconductor, Inc. Class A (a)	14,100	334,029
Intersil Corp. Class A	251	5,713
Linear Technology Corp.	700	23,247
Marvell Technology Group Ltd. (a)	900	41,769
Microtune, Inc. (a)	7,000	27,020
Mindspeed Technologies, Inc. (a)	70,860	126,131
O2Micro International Ltd. (a)	7,500	98,250
Sigma Designs, Inc. (a)	188	1,942
Silicon Motion Technology Corp. sponsored ADR	2,100	30,198
Silicon Storage Technology, Inc. (a)	1,200	6,060
SiRF Technology Holdings, Inc. (a)	200	5,158
STATS ChipPAC Ltd. sponsored ADR (a)	2,700	15,147
Vitesse Semiconductor Corp. (a)	31,300	51,645
Volterra Semiconductor Corp. (a)	1,300	16,029
		1,024,301

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,118,757

SOFTWARE – 2.4%
Application Software – 2.1%
Catapult Communications Corp. (a)	1,058	19,351
JAMDAT Mobile, Inc. (a)	2,310	42,550
NAVTEQ Corp. (a)	100	3,912
Portal Software, Inc. (a)	5,600	14,784
TIBCO Software, Inc. (a)	1,400	10,626
Ulticom, Inc. (a)	13,698	144,240
		235,463
Home Entertainment Software – 0.3%
Ubisoft Entertainment SA (a)	600	27,677

TOTAL SOFTWARE		263,140

WIRELESS TELECOMMUNICATION SERVICES – 7.3%
Wireless Telecommunication Services – 7.3%
Crown Castle International Corp. (a)	1,300	31,876

Quarterly Report

4

	Shares	Value
MTN Group Ltd.	3,900	$29,061
Nextel Partners, Inc. Class A (a)	4,600	115,690
NII Holdings, Inc. (a)	1,100	91,212
Sprint Nextel Corp.	18,600	433,566
Wireless Facilities, Inc. (a)	15,433	103,247
		804,652

TOTAL COMMON STOCKS
(Cost $10,706,217)		11,062,052

Money Market Funds — 0.3%

Fidelity Cash Central Fund, 3.92% (b)
(Cost $27,872)	27,872	27,872

TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $10,734,089)		11,089,924

NET OTHER ASSETS – (0.3)%		(32,028)

NET ASSETS – 100%		$ 11,057,896

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $10,870,323. Net unrealized appreciation aggregated $219,601, of which $1,237,450 related to appreciated investment securities and $1,017,849 related to depreciated investment securities.

5 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

6

Quarterly Holdings Report For

Fidelity® Advisor Electronics Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809067.101 AFEL-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 99.3%
	Shares	Value

COMMUNICATIONS EQUIPMENT – 1.2%
Communications Equipment – 1.2%
Lucent Technologies, Inc. (a)	150,000	$ 427,500
COMPUTERS & PERIPHERALS – 2.5%
Computer Hardware – 0.9%
Dell, Inc. (a)	10,000	318,800
Computer Storage & Peripherals – 1.6%
Lexmark International, Inc. Class A (a)	5,000	207,600
Seagate Technology	25,000	362,250
		569,850

TOTAL COMPUTERS & PERIPHERALS		888,650

ELECTRICAL EQUIPMENT – 2.4%
Electrical Components & Equipment – 2.4%
Energy Conversion Devices, Inc. (a)	10,000	309,400
Motech Industries, Inc.	50,000	545,430
		854,830

ELECTRONIC EQUIPMENT & INSTRUMENTS – 15.9%
Electronic Equipment & Instruments – 1.4%
Amphenol Corp. Class A	9,960	398,101
Applied Films Corp. (a)	5,000	97,100
		495,201
Electronic Manufacturing Services – 3.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	250,000	1,080,429
Technology Distributors – 11.5%
Arrow Electronics, Inc. (a)	90,000	2,655,900
Avnet, Inc. (a)	35,000	806,750
Wolfson Microelectronics PLC (a)	150,000	659,935
		4,122,585

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		5,698,215

MACHINERY – 0.2%
Industrial Machinery – 0.2%
Spire Corp. (a)	10,000	78,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 77.1%
Semiconductor Equipment – 16.3%
Amkor Technology, Inc. (a)	100,000	528,000
Cohu, Inc.	50,000	1,158,000
FormFactor, Inc. (a)	19,000	467,780
KLA-Tencor Corp.	19,990	925,337
Lam Research Corp. (a)	40,030	1,350,612
MEMC Electronic Materials, Inc. (a)	35,000	627,900
Tessera Technologies, Inc. (a)	15,000	418,500
Varian Semiconductor Equipment Associates, Inc. (a)	10,000	378,200
		5,854,329

Quarterly Report

2

	Shares	Value
Semiconductors – 60.8%
Altera Corp. (a)	100,000	$ 1,665,000
AMIS Holdings, Inc. (a)	35,000	389,900
Analog Devices, Inc.	69,950	2,432,861
Freescale Semiconductor, Inc.:
Class A (a)	40,000	947,600
Class B (a)	200	4,776
Holtek Semiconductor, Inc.	104,996	123,924
Intel Corp.	204,990	4,817,266
Intersil Corp. Class A	25,000	569,000
Linear Technology Corp.	65,000	2,158,650
Maxim Integrated Products, Inc.	60,000	2,080,800
Microchip Technology, Inc.	20,000	603,400
National Semiconductor Corp.	130,020	2,942,353
ON Semiconductor Corp. (a)	150,000	696,000
PMC-Sierra, Inc. (a)	100	710
Siliconware Precision Industries Co. Ltd. sponsored ADR	50,000	230,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	100,000	808,000
Texas Instruments, Inc.	25,000	713,750
Volterra Semiconductor Corp. (a)	50,000	616,500
		21,800,490

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,654,819

TOTAL COMMON STOCKS
(Cost $36,875,614)		35,602,514

Money Market Funds — 4.0%

Fidelity Cash Central Fund, 3.92% (b)	967,954	967,954
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	478,125	478,125
TOTAL MONEY MARKET FUNDS
(Cost $1,446,079)		1,446,079

TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $38,321,693)		37,048,593

NET OTHER ASSETS – (3.3)%		(1,188,846)

NET ASSETS – 100%		$ 35,859,747

3 Quarterly Report

Advisor Electronics

Investments (Unaudited) - continued

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Includes investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $38,411,444. Net unrealized depreciation aggregated $1,362,851, of which $1,899,559 related to appreciated investment securities and $3,262,410 related to depreciated investment securities.

Quarterly Report

4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

5 Quarterly Report

Quarterly Holdings Report for

Fidelity® Advisor Financial Services Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809094.101 AFFS-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 99.9%
	Shares	Value

CAPITAL MARKETS – 16.7%
Asset Management & Custody Banks – 5.0%
American Capital Strategies Ltd.	12,100	$ 454,476
Ameriprise Financial, Inc. (a)	39,540	1,471,679
Bank of New York Co., Inc.	45,760	1,431,830
Calamos Asset Management, Inc.
Class A	23,100	561,099
Federated Investors, Inc. Class B (non-vtg.)	20,200	707,202
FirstCity Financial Corp. (a)	27,900	320,850
Franklin Resources, Inc.	42,300	3,738,051
Investors Financial Services Corp.	65,500	2,500,790
Legg Mason, Inc.	18,900	2,028,159
Northern Trust Corp.	53,500	2,867,600
Nuveen Investments, Inc. Class A	25,300	1,023,891
State Street Corp.	53,200	2,938,236
		20,043,863
Diversified Capital Markets – 1.8%
Deutsche Bank AG (NY Shares)	4,900	458,640
UBS AG (NY Shares)	79,000	6,767,930
		7,226,570
Investment Banking & Brokerage – 9.9%
Ameritrade Holding Corp. (a)	37,700	792,831
Bear Stearns Companies, Inc.	13,400	1,417,720
Charles Schwab Corp.	99,000	1,504,800
E*TRADE Financial Corp. (a)	323,000	5,991,650
Goldman Sachs Group, Inc.	51,300	6,482,781
LaBranche & Co., Inc. (a)	31,500	300,510
Lazard Ltd. Class A	47,900	1,238,215
Lehman Brothers Holdings, Inc.	18,200	2,177,994
Merrill Lynch & Co., Inc.	222,400	14,398,176
Morgan Stanley	71,700	3,901,197
Piper Jaffray Companies (a)	2,479	85,154
TradeStation Group, Inc. (a)	159,361	1,590,423
		39,881,451

TOTAL CAPITAL MARKETS		67,151,884

COMMERCIAL BANKS – 22.5%
Diversified Banks – 19.3%
Banco Popolare di Verona e Novara	103,500	1,910,688
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	874,161
Bank of America Corp.	489,602	21,415,191
HDFC Bank Ltd. sponsored ADR	60,000	2,651,400
HSBC Holdings PLC sponsored ADR	2,948	232,184
Korea Exchange Bank (a)	99,100	1,091,618
National Bank of Canada	66,300	3,320,053
Royal Bank of Canada	48,200	3,400,936
Standard Chartered PLC (United Kingdom)	135,800	2,851,466
State Bank of India	70,698	1,466,070
U.S. Bancorp, Delaware	248,300	7,344,714

Quarterly Report

2

	Shares	Value
Wachovia Corp.	242,277	$ 12,239,834
Wells Fargo & Co.	304,700	18,342,940
		77,141,255
Regional Banks – 3.2%
Cathay General Bancorp	62,993	2,456,097
Center Financial Corp., California	57,600	1,459,584
City National Corp.	10,100	741,138
East West Bancorp, Inc.	11,977	458,599
M&T Bank Corp.	8,600	925,188
Nara Bancorp, Inc.	4,700	84,741
North Fork Bancorp, Inc., New York	38,334	971,384
SVB Financial Group (a)	36,600	1,819,386
Synovus Financial Corp.	1,100	30,217
UCBH Holdings, Inc.	44,200	769,080
UnionBanCal Corp.	23,500	1,609,280
Westcorp	25,200	1,587,852
		12,912,546

TOTAL COMMERCIAL BANKS		90,053,801

CONSUMER FINANCE – 6.0%
Consumer Finance – 6.0%
Advanta Corp. Class B	21,600	612,792
American Express Co.	227,900	11,342,583
Capital One Financial Corp.	31,530	2,407,316
Dollar Financial Corp.	240,533	2,609,783
MBNA Corp.	155,975	3,988,281
SLM Corp.	59,000	3,276,270
		24,237,025

DIVERSIFIED CONSUMER SERVICES – 0.8%
Specialized Consumer Services – 0.8%
Jackson Hewitt Tax Service, Inc.	129,800	3,208,656
DIVERSIFIED FINANCIAL SERVICES – 8.8%
Other Diversifed Financial Services – 7.5%
Citigroup, Inc.	198,769	9,099,645
Indiabulls Financial Services Ltd.	110,222	437,146
JPMorgan Chase & Co.	556,694	20,386,134
		29,922,925
Specialized Finance – 1.3%
Asset Acceptance Capital Corp. (a)	41,861	1,108,898
Chicago Mercantile Exchange Holdings, Inc. Class A	400	146,060
CIT Group, Inc.	61,900	2,830,687
Encore Capital Group, Inc. (a)	19,500	335,205
Infrastructure Development Finance Co. Ltd.	36,274	52,274
Marlin Business Services Corp. (a)	36,749	863,602
		5,336,726

TOTAL DIVERSIFIED FINANCIAL SERVICES		35,259,651

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INDUSTRIAL CONGLOMERATES – 0.8%
Industrial Conglomerates – 0.8%
General Electric Co.	96,200	$ 3,262,142
INSURANCE – 31.8%
Insurance Brokers – 0.5%
Hilb Rogal & Hobbs Co.	5,500	205,975
Marsh & McLennan Companies, Inc.	35,600	1,037,740
National Financial Partners Corp.	15,200	687,496
		1,931,211
Life & Health Insurance – 5.4%
AFLAC, Inc.	103,900	4,964,342
Lincoln National Corp.	6,500	328,965
MetLife, Inc.	121,400	5,998,374
Protective Life Corp.	17,200	754,048
Prudential Financial, Inc.	51,900	3,777,801
Sun Life Financial, Inc.	131,500	4,904,805
Torchmark Corp.	17,500	924,525
		21,652,860
Multi-Line Insurance – 11.8%
American International Group, Inc.	608,660	39,441,167
Genworth Financial, Inc. Class A (non-vtg.)	17,800	564,082
Hartford Financial Services Group, Inc.	71,300	5,686,175
HCC Insurance Holdings, Inc.	42,150	1,264,500
Unitrin, Inc.	8,100	372,600
		47,328,524
Property & Casualty Insurance – 9.2%
ACE Ltd.	203,400	10,597,140
Allstate Corp.	58,900	3,109,331
AMBAC Financial Group, Inc.	51,650	3,661,469
Aspen Insurance Holdings Ltd.	130,700	3,161,633
Axis Capital Holdings Ltd.	60,900	1,579,137
Berkshire Hathaway, Inc. Class B (a)	1,384	3,895,960
Fidelity National Financial, Inc.	32,350	1,211,831
Fidelity National Title Group, Inc. Class A	5,661	123,127
James River Group, Inc.	12,400	234,360
MBIA, Inc.	17,700	1,030,848
The St. Paul Travelers Companies, Inc.	106,100	4,777,683
XL Capital Ltd. Class A	55,400	3,548,924
		36,931,443
Reinsurance – 4.9%
Endurance Specialty Holdings Ltd.	220,070	7,297,521
Everest Re Group Ltd.	8,300	825,435

	Shares	Value
IPC Holdings Ltd.	5,600	$ 147,448
Max Re Capital Ltd.	70,562	1,687,137
Montpelier Re Holdings Ltd.	69,900	1,404,990
PartnerRe Ltd.	56,500	3,600,180

Quarterly Report

4

Platinum Underwriters Holdings Ltd.	103,600	2,951,564
Scottish Re Group Ltd.	70,100	1,720,955
		19,635,230

TOTAL INSURANCE		127,479,268

REAL ESTATE – 4.1%
Real Estate Investment Trusts – 4.1%
Apartment Investment & Management Co. Class A	33,200	1,274,880
CBL & Associates Properties, Inc.	24,292	907,306
Digital Realty Trust, Inc.	45,600	874,608
Duke Realty Corp.	23,000	784,300
Equity Lifestyle Properties, Inc.	14,200	601,086
Equity Residential (SBI)	60,000	2,355,000
Federal Realty Investment Trust (SBI)	7,400	448,810
General Growth Properties, Inc.	14,800	628,704
Healthcare Realty Trust, Inc.	47,000	1,778,480
Kimco Realty Corp.	20,600	610,172
Reckson Associates Realty Corp.	25,400	891,540
Simon Property Group, Inc.	51,400	3,681,268
The Mills Corp.	9,500	508,250
United Dominion Realty Trust, Inc. (SBI)	40,800	902,904
Vornado Realty Trust	300	24,300
		16,271,608

THRIFTS & MORTGAGE FINANCE – 8.4%
Thrifts & Mortgage Finance – 8.4%
Countrywide Financial Corp.	127,297	4,044,226
Doral Financial Corp.	24,300	208,008
Downey Financial Corp.	7,500	457,125
Fannie Mae	191,135	9,082,735
Freddie Mac	17,700	1,085,895
Golden West Financial Corp., Delaware	72,600	4,263,798
Housing Development Finance Corp. Ltd.	40,227	863,894
Hudson City Bancorp, Inc.	220,075	2,605,688
Hypo Real Estate Holding AG	15,900	768,885
MGIC Investment Corp.	16,900	1,001,156
Radian Group, Inc.	20,655	1,076,126
Sovereign Bancorp, Inc.	75,900	1,637,163
The PMI Group, Inc.	28,200	1,124,616
W Holding Co., Inc.	109,774	846,358
Washington Mutual, Inc.	120,500	4,771,800
		33,837,473

TOTAL COMMON STOCKS
(Cost $308,274,386)		400,761,508

5 Quarterly Report

Investments (Unaudited) - continued

Money Market Funds — 3.4%
	Shares	Value
Fidelity Cash Central Fund, 3.92% (b)	264,115	$ 264,115
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	13,224,660	13,224,660
TOTAL MONEY MARKET FUNDS
(Cost $13,488,775)		13,488,775
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $321,763,161)		414,250,283
NET OTHER ASSETS – (3.3)%		(13,169,908)
NET ASSETS – 100%	$ 401,080,375
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $323,748,815. Net unrealized appreciation aggregated $90,501,468, of which $98,098,062 related to appreciated investment securities and $7,596,594 related to depreciated investment securities.

Quarterly Report

6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for

Fidelity® Advisor Health Care Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809075.101 AFHC-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 100.0%
	Shares	Value

BIOTECHNOLOGY – 19.2%
Biotechnology – 19.2%
Affymetrix, Inc. (a)	47,400	$ 2,153,382
Amgen, Inc. (a)	516,900	39,160,344
Amylin Pharmaceuticals, Inc. (a)	73,900	2,483,040
Anadys Pharmaceuticals, Inc. (a)	5,900	58,469
Applera Corp.:
– Applied Biosystems Group	38,600	936,822
– Celera Genomics Group (a)	19,400	230,472
Arena Pharmaceuticals, Inc. (a)	300	3,120
Biogen Idec, Inc. (a)	135,500	5,505,365
Celgene Corp. (a)	77,800	4,364,580
Cephalon, Inc. (a)	25,200	1,148,868
Charles River Laboratories International, Inc. (a)	47,100	2,061,096
Chiron Corp. (a)	30,300	1,337,442
DOV Pharmaceutical, Inc. (a)	2,000	31,060
Genentech, Inc. (a)	502,900	45,562,740
Genzyme Corp. (a)	67,600	4,887,480
Gilead Sciences, Inc. (a)	218,900	10,343,025
Human Genome Sciences, Inc. (a)	128,200	1,070,470
ICOS Corp. (a)	75,500	2,036,990
Idenix Pharmaceuticals, Inc. (a)	11,100	230,991
ImClone Systems, Inc. (a)	39,100	1,356,770
Invitrogen Corp. (a)	37,800	2,403,702
Martek Biosciences (a)	26,700	824,229
MedImmune, Inc. (a)	149,030	5,213,069
Millennium Pharmaceuticals, Inc. (a)	280,900	2,561,808
Nektar Therapeutics (a)	38,500	579,810
Neurocrine Biosciences, Inc. (a)	110,300	5,826,046
ONYX Pharmaceuticals, Inc. (a)	25,200	647,388
OSI Pharmaceuticals, Inc. (a)	24,300	566,190
Protein Design Labs, Inc. (a)	47,200	1,322,544
Rigel Pharmaceuticals, Inc. (a)	3,800	85,310
Seracare Life Sciences, Inc. (a)	40,000	814,300
Serologicals Corp. (a)	50,600	985,688
Techne Corp. (a)	32,300	1,751,306
Vertex Pharmaceuticals, Inc. (a)	84,600	1,924,650
		150,468,566

CHEMICALS – 0.2%
Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Co.	25,600	1,613,056
COMMERCIAL SERVICES & SUPPLIES – 0.1%
Diversified Commercial & Professional Services – 0.0%
Advisory Board Co. (a)	6,324	305,133
Office Services & Supplies – 0.1%
Mine Safety Appliances Co.	17,100	716,319

TOTAL COMMERCIAL SERVICES & SUPPLIES		1,021,452

Quarterly Report

2

	Shares	Value

FOOD & STAPLES RETAILING – 0.0%
Food Retail – 0.0%
Whole Foods Market, Inc.	1,000	$ 144,130
HEALTH CARE EQUIPMENT & SUPPLIES – 18.7%
Health Care Equipment – 14.5%
Abaxis, Inc. (a)	61,000	1,049,200
Advanced Medical Optics, Inc. (a)	59,900	2,137,232
American Medical Systems Holdings, Inc. (a)	300	4,905
Animas Corp. (a)	5,300	87,185
Aspect Medical Systems, Inc. (a)	120,000	3,914,400
Baxter International, Inc.	426,330	16,298,596
Beckman Coulter, Inc.	15,500	763,530
Becton, Dickinson & Co.	149,700	7,597,275
Biomet, Inc.	1,875	65,306
Boston Scientific Corp. (a)	42,400	1,065,088
C.R. Bard, Inc.	95,050	5,929,219
Cyberonics, Inc. (a)	300	9,006
Cytyc Corp. (a)	131,900	3,343,665
Dade Behring Holdings, Inc.	41,760	1,503,778
Edwards Lifesciences Corp. (a)	100	4,138
Epix Pharmaceuticals, Inc. (a)	136,200	953,400
Fisher Scientific International, Inc. (a)	55,700	3,147,050
Foxhollow Technologies, Inc.	39,600	1,794,276
GN Store Nordic AS	170,200	2,050,355
Guidant Corp.	113,300	7,137,900
Hillenbrand Industries, Inc.	7,800	359,346
Hospira, Inc. (a)	3,482	138,758
IDEXX Laboratories, Inc. (a)	13,300	932,729
INAMED Corp. (a)	39,900	2,836,890
IntraLase Corp.	28,300	437,518
Intuitive Surgical, Inc. (a)	7,600	674,348
Invacare Corp.	33,000	1,115,070
Kinetic Concepts, Inc. (a)	52,800	1,895,520
Medtronic, Inc.	231,296	13,105,231
Mentor Corp.	39,200	1,764,000
Novoste Corp. (a)(d)	12,500	7,125
NuVasive, Inc. (a)	300	5,229
PhotoMedex, Inc. (a)	118,426	254,616
ResMed, Inc. (a)	161,400	6,154,182
Respironics, Inc. (a)	87,700	3,145,799
St. Jude Medical, Inc. (a)	225,000	10,815,750
Stereotaxis, Inc. (a)	111,824	793,950
Steris Corp.	21,000	479,010
Syneron Medical Ltd. (a)	50,600	1,818,564
Synthes, Inc.	12,095	1,280,664
Thermo Electron Corp. (a)	74,800	2,258,212
Varian Medical Systems, Inc. (a)	15,900	724,404
Waters Corp. (a)	102,779	3,720,600
		113,573,019
Health Care Supplies – 4.2%
Alcon, Inc.	145,200	19,297,080

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES – CONTINUED
Health Care Supplies – continued
Arrow International, Inc.	60,500	$ 1,750,870
Bausch & Lomb, Inc.	25,900	1,921,521
Cooper Companies, Inc.	20,200	1,390,568
DENTSPLY International, Inc.	36,900	2,034,666
DJ Orthopedics, Inc. (a)	89,700	2,608,476
Gen-Probe, Inc. (a)	22,300	910,732
Immucor, Inc. (a)	20,700	536,544
Lifecore Biomedical, Inc. (a)	65,700	938,196
Millipore Corp. (a)	25,400	1,554,988
		32,943,641

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		146,516,660

HEALTH CARE PROVIDERS & SERVICES – 31.0%
Health Care Distributors & Services – 3.3%
AmerisourceBergen Corp.	28,300	2,158,441
Andrx Corp. (a)	58,200	900,354
Cardinal Health, Inc.	142,400	8,901,424
Henry Schein, Inc. (a)	78,300	3,103,812
McKesson Corp.	228,400	10,376,212
		25,440,243
Health Care Facilities – 3.2%
American Retirement Corp. (a)	35,400	676,494
Community Health Systems, Inc. (a)	122,700	4,553,397
HCA, Inc.	115,000	5,541,850
Health Management Associates, Inc. Class A	97,300	2,083,193
LifePoint Hospitals, Inc. (a)	26,100	1,020,510
Sunrise Senior Living, Inc. (a)	4,600	148,764
Tenet Healthcare Corp. (a)	31,300	263,546
Triad Hospitals, Inc. (a)	19,800	814,374
United Surgical Partners International, Inc. (a)	97,088	3,480,605
Universal Health Services, Inc. Class B	26,100	1,230,354
VCA Antech, Inc. (a)	208,900	5,389,620
		25,202,707
Health Care Services – 7.1%
Amedisys, Inc. (a)	1,200	45,852
American Healthways, Inc. (a)	46,400	1,881,984
Apria Healthcare Group, Inc. (a)	5,100	117,657
Caremark Rx, Inc. (a)	215,500	11,292,200
Cerner Corp. (a)	43,000	3,631,350
Chemed Corp. New	25,200	1,211,616
Covance, Inc. (a)	44,100	2,145,465
DaVita, Inc. (a)	77,050	3,789,319
Emdeon Corp. (a)	164,400	1,512,480
Express Scripts, Inc. (a)	68,100	5,135,421
Lincare Holdings, Inc. (a)	36,700	1,499,195
Medco Health Solutions, Inc. (a)	169,300	9,565,450
Omnicare, Inc.	48,900	2,645,490
PAREXEL International Corp. (a)	300	6,564

Quarterly Report

4

	Shares	Value
Pediatric Services of America, Inc. (a)	5,500	$ 85,470
Pediatrix Medical Group, Inc. (a)	10,500	809,130
Pharmaceutical Product Development, Inc.	13,300	764,351
Psychiatric Solutions, Inc. (a)	51,700	2,827,990
Quest Diagnostics, Inc.	80,500	3,760,155
RehabCare Group, Inc. (a)	42,800	911,212
VistaCare, Inc. Class A (a)	117,900	1,358,208
WebMD Health Corp. Class A	16,300	425,756
		55,422,315
Managed Health Care – 17.4%
Aetna, Inc.	167,100	14,798,376
AMERIGROUP Corp. (a)	80,700	1,349,304
CIGNA Corp.	17,800	2,062,486
Coventry Health Care, Inc. (a)	76,650	4,138,334
Health Net, Inc. (a)	516,800	24,206,912
PacifiCare Health Systems, Inc. (a)	192,590	15,861,712
Sierra Health Services, Inc. (a)	23,800	1,785,000
UnitedHealth Group, Inc.	866,400	50,155,896
WellPoint, Inc. (a)	289,800	21,642,264
		136,000,284

TOTAL HEALTH CARE PROVIDERS & SERVICES		242,065,549

HOUSEHOLD DURABLES – 0.0%
Consumer Electronics – 0.0%
Koninklijke Philips Electronics NV (NY Shares)	300	7,848
PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
NBTY, Inc. (a)	34,800	696,348
PHARMACEUTICALS – 30.7%
Pharmaceuticals – 30.7%
Abbott Laboratories	189,620	8,163,141
Adams Respiratory Therapeutics, Inc.	10,500	392,700
Allergan, Inc.	39,300	3,509,490
Astellas Pharma, Inc.	72,500	2,605,627
AstraZeneca PLC sponsored ADR	294,900	13,241,010
Barr Pharmaceuticals, Inc. (a)	47,300	2,717,385
Bristol-Myers Squibb Co.	54,800	1,160,116
Eli Lilly & Co.	56,800	2,828,072
Endo Pharmaceuticals Holdings, Inc. (a)	92,000	2,476,640
First Horizon Pharmaceutical Corp. (a)	41,000	591,630
Forest Laboratories, Inc. (a)	217,100	8,230,261
GlaxoSmithKline PLC sponsored ADR	75,500	3,925,245
Impax Laboratories, Inc. (a)	2,500	26,500
Ista Pharmaceuticals, Inc. (a)	72,700	449,286
IVAX Corp. (a)	83,900	2,395,345
Johnson & Johnson	832,962	52,160,081
King Pharmaceuticals, Inc. (a)	112,500	1,735,875
Kos Pharmaceuticals, Inc. (a)	41,633	2,497,980
Medicis Pharmaceutical Corp. Class A	24,600	725,700
Merck & Co., Inc.	160,700	4,534,954

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
MGI Pharma, Inc. (a)	31,400	$ 589,064
Mylan Laboratories, Inc.	61,000	1,171,810
New River Pharmaceuticals, Inc. (a)	2,500	118,975
Novartis AG sponsored ADR	338,900	18,239,598
Par Pharmaceutical Companies, Inc. (a)	15,700	406,316
Penwest Pharmaceuticals Co. (a)	48,800	773,968
Pfizer, Inc.	558,220	12,135,703
Ranbaxy Laboratories Ltd. sponsored GDR	58,418	452,740
Roche Holding AG (participation certificate)	78,516	11,730,351
Salix Pharmaceuticals Ltd. (a)	336,200	6,031,428
Sanofi-Aventis sponsored ADR	132,600	5,319,912
Schering-Plough Corp.	940,000	19,119,600
Sepracor, Inc. (a)	46,000	2,587,500
Takeda Pharamaceutical Co. Ltd.	14,000	771,101
Taro Pharmaceutical Industries Ltd. (a)	3,800	83,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,700	4,677,324
Valeant Pharmaceuticals International	12,400	212,784
Watson Pharmaceuticals, Inc. (a)	77,300	2,671,488
Wyeth	863,720	38,487,363
		239,947,663

TOTAL COMMON STOCKS
(Cost $638,261,692)		782,481,272

Nonconvertible Preferred Stocks — 0.0%

BIOTECHNOLOGY – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(e)
(Cost $234,135)	43,000	43

Money Market Funds — 0.1%

Fidelity Cash Central Fund, 3.92% (b)	467,471	467,471
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	481,800	481,800
TOTAL MONEY MARKET FUNDS
(Cost $949,271)		949,271

TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $639,445,098)		783,430,586

NET OTHER ASSETS – (0.1)%		(998,772)

NET ASSETS – 100%		$782,431,814

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Quarterly Report

6

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,125 or 0.0% of net assets.

(e)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 236,500

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $641,168,702. Net unrealized appreciation aggregated $142,261,884, of which $164,649,624 related to appreciated investment securities and $22,387,740 related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

Quarterly Holdings Report for

Fidelity® Advisor Natural Resources Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809101.101 ANR-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 99.3%
	Shares	Value

CAPITAL MARKETS – 0.2%
Diversified Capital Markets – 0.2%
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 10/28/06 (a)	6,329	$ 990,489
CHEMICALS – 0.5%
Diversified Chemicals – 0.5%
Ashland, Inc.	56,400	3,017,964
COMMERCIAL SERVICES & SUPPLIES – 0.2%
Human Resource & Employment Services – 0.2%
CDI Corp.	53,000	1,461,210
CONSTRUCTION & ENGINEERING – 0.8%
Construction & Engineering – 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	171,800	3,831,140
McDermott International, Inc. (a)	28,100	1,020,873
		4,852,013

CONTAINERS & PACKAGING – 0.9%
Paper Packaging – 0.9%
Smurfit-Stone Container Corp. (a)	499,275	5,272,344
ELECTRIC UTILITIES – 0.2%
Electric Utilities – 0.2%
E.ON AG	17,100	1,549,773
ELECTRICAL EQUIPMENT – 0.5%
Heavy Electrical Equipment – 0.5%
Areva (investment certificates)(non-vtg.)	100	45,337
Vestas Wind Systems AS (a)	132,400	2,865,663
		2,911,000

ENERGY EQUIPMENT & SERVICES – 32.2%
Oil & Gas Drilling – 6.2%
Cathedral Energy Services Income Trust	108,800	842,947
Diamond Offshore Drilling, Inc.	1,200	67,752
ENSCO International, Inc.	35,100	1,600,209
GlobalSantaFe Corp.	211,300	9,413,415
Helmerich & Payne, Inc.	200	11,080
Nabors Industries Ltd. (a)	20,700	1,420,641
Noble Corp.	85,100	5,478,738
Patterson-UTI Energy, Inc.	1,100	37,543
Pride International, Inc. (a)	100,900	2,832,263
Rowan Companies, Inc.	224,400	7,402,956
Stoneham Drilling Trust	51,900	1,076,672
TODCO Class A	148,600	6,649,850
Transocean, Inc. (a)	22,500	1,293,525
		38,127,591
Oil & Gas Equipment & Services – 26.0%
Baker Hughes, Inc.	161,050	8,851,308
BJ Services Co.	564,300	19,609,425
Cooper Cameron Corp. (a)	42,200	3,111,406
Core Laboratories NV (a)	72,300	2,328,783
Dawson Geophysical Co. (a)	21,000	567,630

Quarterly Report

2

	Shares	Value
FMC Technologies, Inc. (a)	32,800	$ 1,195,888
Grant Prideco, Inc. (a)	68,800	2,675,632
Halliburton Co.	488,900	28,893,990
Hydril Co. (a)	8,900	590,426
Maverick Tube Corp. (a)	21,400	662,544
NATCO Group, Inc. Class A (a)	35,200	798,336
National Oilwell Varco, Inc. (a)	613,532	38,327,339
Pason Systems, Inc.	35,800	718,425
RPC, Inc.	42,300	1,161,558
Savanna Energy Services Corp. (a)	111,300	2,285,373
Schlumberger Ltd. (NY Shares)	291,300	26,441,301
Smith International, Inc.	553,700	17,939,880
Veritas DGC, Inc. (a)	48,400	1,558,964
Weatherford International Ltd. (a)	14,000	876,400
		158,594,608

TOTAL ENERGY EQUIPMENT & SERVICES		196,722,199

FOOD PRODUCTS – 0.0%
Agricultural Products – 0.0%
Global Bio-Chem Technology Group Co. Ltd.	102,000	40,460
GAS UTILITIES – 0.5%
Gas Utilities – 0.5%
Questar Corp.	43,000	3,386,250
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.8%
Independent Power & Energy Trade – 0.8%
AES Corp. (a)	93,600	1,487,304
TXU Corp.	31,900	3,213,925
		4,701,229

IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Telvent GIT SA	119,740	1,215,361
MACHINERY – 1.3%
Construction & Farm Machinery & Heavy Trucks – 1.3%
Bucyrus International, Inc. Class A	160,200	6,656,310
Joy Global, Inc.	32,300	1,481,601
		8,137,911

MARINE – 0.2%
Marine – 0.2%
Odfjell ASA (A Shares)	60,650	1,162,940
METALS & MINING – 10.7%
Aluminum – 2.1%
Alcan, Inc.	1,300	40,959
Alcoa, Inc.	501,000	12,169,290
Aleris International, Inc. (a)	21,200	550,352
Century Aluminum Co. (a)	2,500	45,450
		12,806,051

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

METALS & MINING – CONTINUED
Diversified Metals & Mining – 2.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,997	$ 98,692
Grupo Mexico SA de CV Series B	618,415	1,193,141
Phelps Dodge Corp.	15,900	1,915,473
RTI International Metals, Inc. (a)	81,100	2,718,472
Teck Cominco Ltd. Class B (sub. vtg.)	75,200	3,168,461
Titanium Metals Corp. (a)	149,300	7,046,960
		16,141,199
Gold – 4.4%
Alamos Gold, Inc. (a)	253,700	979,570
Eldorado Gold Corp. (a)	482,000	1,473,345
Goldcorp, Inc.	98,200	1,975,641
Kinross Gold Corp. (a)	180,400	1,254,093
Newmont Mining Corp.	493,200	21,010,320
		26,692,969
Precious Metals & Minerals – 0.6%
Apex Silver Mines Ltd. (a)	182,400	2,794,368
Stillwater Mining Co. (a)	71,600	723,160
		3,517,528
Steel – 1.0%
Companhia Vale do Rio Doce sponsored ADR (non-vtg.)	2,400	99,192
Hitachi Metals Ltd.	129,000	1,328,305
Oregon Steel Mills, Inc. (a)	125,200	3,178,828
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	78,100	1,574,625
		6,180,950

TOTAL METALS & MINING		65,338,697

OIL, GAS & CONSUMABLE FUELS – 50.0%
Coal & Consumable Fuels – 5.6%
Arch Coal, Inc.	83,900	6,466,173
Cameco Corp.	145,400	6,991,758
CONSOL Energy, Inc.	166,200	10,121,580
Foundation Coal Holdings, Inc.	16,900	633,750
Peabody Energy Corp.	131,200	10,254,592
USEC, Inc.	2,300	23,000
		34,490,853
Integrated Oil & Gas – 18.7%
Amerada Hess Corp.	86,900	10,871,190
BG Group PLC sponsored ADR	188,500	8,392,020
BP PLC sponsored ADR	395,748	26,277,667
Chevron Corp.	335,536	19,149,040
ConocoPhillips	401,598	26,256,477
ENI Spa sponsored ADR	300	40,125
Exxon Mobil Corp.	231,260	12,982,936
Occidental Petroleum Corp.	83,300	6,570,704

Quarterly Report

4

	Shares	Value
OMV AG	7,100	$ 383,001
Total SA sponsored ADR	27,900	3,515,958
		114,439,118
Oil & Gas Exploration & Production – 17.1%
Apache Corp.	46,400	2,961,712
Blackrock Ventures, Inc. (a)	95,100	715,062
Burlington Resources, Inc.	147,900	10,681,338
Cabot Oil & Gas Corp.	40,000	1,831,600
Canadian Natural Resources Ltd.	290,900	11,894,633
Chesapeake Energy Corp.	258,600	8,301,060
Comstock Resources, Inc. (a)	20,600	620,266
Denbury Resources, Inc. (a)	25,400	1,108,202
EnCana Corp.	99,964	4,570,750
EOG Resources, Inc.	47,800	3,239,884
Forest Oil Corp. (a)	183,700	8,024,016
Gastar Exploration Ltd. (a)	294,900	998,815
Houston Exploration Co. (a)	28,900	1,489,795
Kerr-McGee Corp.	42,100	3,580,184
Newfield Exploration Co. (a)	49,900	2,261,967
Nexen, Inc.	80,900	3,329,162
Pioneer Natural Resources Co.	34,900	1,746,745
Plains Exploration & Production Co. (a)	193,800	7,558,200
Pogo Producing Co.	1,600	80,800
Quicksilver Resources, Inc. (a)	99,050	3,836,207
Range Resources Corp.	157,400	5,617,606
Sasol Ltd. sponsored ADR	17,600	562,848
Southwestern Energy Co. (a)	900	65,286
Talisman Energy, Inc.	172,000	7,618,391
Ultra Petroleum Corp. (a)	198,900	10,440,261
XTO Energy, Inc.	36,500	1,586,290
		104,721,080
Oil & Gas Refining & Marketing – 7.4%
ERG Spa	59,700	1,499,295
Frontier Oil Corp.	138,300	5,100,504
Holly Corp.	43,400	2,499,840
Neste Oil Oyj	100,700	3,120,460
Polski Koncern Naftowy Orlen SA	145,600	2,585,097
Sunoco, Inc.	90,800	6,764,600
Tesoro Corp.	44,700	2,733,405
Tupras-Turkiye Petrol Rafinerileri AS	158,000	2,700,555
Valero Energy Corp.	167,874	17,667,060
World Fuel Services Corp.	10,000	319,000
		44,989,816
Oil & Gas Storage & Transport – 1.2%
OMI Corp.	266,800	4,823,744
Overseas Shipholding Group, Inc.	44,800	2,132,480
Williams Companies, Inc.	4,000	89,200
		7,045,424

TOTAL OIL, GAS & CONSUMABLE FUELS		305,686,291

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued

Shares

Value

PAPER & FOREST PRODUCTS – 0.1% Forest Products – 0.1%

Canfor Corp. (a)	2,629	$27,025
Sino-Forest Corp. (a)	175,800	482,296
		509,321
TOTAL COMMON STOCKS
(Cost $463,952,657)		606,955,452
Money Market Funds — 1.9%
Fidelity Cash Central Fund, 3.92% (b)	2,847,194	2,847,194
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	8,676,000	8,676,000
TOTAL MONEY MARKET FUNDS
(Cost $11,523,194)		11,523,194

TOTAL INVESTMENT PORTFOLIO - 101.2%		618,478,646
(Cost $475,475,851)

NET OTHER ASSETS – (1.2)%		(7,608,349)
NET ASSETS – 100%		$610,870,297
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $476,258,843. Net unrealized appreciation aggregated $142,219,803, of which $153,188,341 related to appreciated investment securities and $10,968,538 related to depreciated investment securities.

Quarterly Report

6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for

Fidelity® Advisor Real Estate Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809102.101 ARE-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.2%

	Shares	Value

HOTELS, RESTAURANTS & LEISURE – 7.9%

Hotels, Resorts & Cruise Lines – 7.9%
Hilton Hotels Corp.	88,300	$1,717,435
Starwood Hotels & Resorts Worldwide, Inc. unit	205,810	12,025,477

TOTAL HOTELS, RESORTS & CRUISE LINES		13,742,912

REAL ESTATE – 90.3%

REITs – Apartments – 15.6%
Apartment Investment & Management Co. Class A	35,700	1,370,880
AvalonBay Communities, Inc.	48,600	4,191,750
Equity Residential (SBI)	274,200	10,762,350
GMH Communities Trust	111,698	1,672,119
Pennsylvania Real Estate Investment Trust (SBI)	40,000	1,540,000
United Dominion Realty Trust, Inc. (SBI)	350,800	7,763,204

TOTAL REITS – APARTMENTS		27,300,303

REITs – Factory Outlets – 1.3%
Tanger Factory Outlet Centers, Inc.	80,700	2,170,023

REITs – Health Care Facilities – 0.8%
Ventas, Inc.	44,000	1,347,720

REITs – Hotels – 1.6%
Host Marriott Corp.	118,800	1,994,652
MeriStar Hospitality Corp. (a)	97,780	847,753

TOTAL REITS – HOTELS		2,842,405

REITs – Industrial Buildings – 14.4%
CenterPoint Properties Trust (SBI)	90,100	4,104,956
Duke Realty Corp.	193,610	6,602,101
ProLogis Trust	279,423	12,015,189
Public Storage, Inc.	37,600	2,489,120

TOTAL REITS – INDUSTRIAL BUILDINGS		25,211,366

REITs – Malls – 14.5%
CBL & Associates Properties, Inc.	58,460	2,183,481
General Growth Properties, Inc.	260,399	11,061,750

Quarterly Report

2

Common Stocks – continued
	Shares	Value

REAL ESTATE – CONTINUED

REITs – Malls – continued
Simon Property Group, Inc.	142,500	$10,205,850
Taubman Centers, Inc.	58,200	1,918,854

TOTAL REITS – MALLS		25,369,935

REITs – Management/Investment – 3.0%
Capital Automotive (REIT) (SBI)	18,100	699,022
Equity Lifestyle Properties, Inc.	48,900	2,069,937
Plum Creek Timber Co., Inc.	51,800	2,015,020
Trustreet Properties, Inc.	31,000	465,930

TOTAL REITS – MANAGEMENT/INVESTMENT		5,249,909

REITs – Mortgage – 0.3%
Newcastle Investment Corp.	20,330	534,476

REITs – Office Buildings – 25.3%
Boston Properties, Inc.	113,100	7,828,782
CarrAmerica Realty Corp.	83,000	2,733,190
Columbia Equity Trust, Inc.	78,800	1,155,996
Cousins Properties, Inc.	30,300	895,062
Equity Office Properties Trust	361,100	11,121,880
Highwoods Properties, Inc. (SBI)	14,900	420,329
Kilroy Realty Corp.	28,800	1,617,120
Reckson Associates Realty Corp.	175,870	6,173,037
Shurgard Storage Centers, Inc. Class A	17,800	1,004,454
SL Green Realty Corp.	64,500	4,387,935
Sovran Self Storage, Inc.	36,800	1,712,304
Trizec Properties, Inc.	232,400	5,170,900

TOTAL REITS – OFFICE BUILDINGS		44,220,989

REITs – Prisons – 1.0%
Correctional Properties Trust	59,890	1,682,909

REITs – Shopping Centers – 12.5%
Cedar Shopping Centers, Inc.	31,500	441,630
Federal Realty Investment Trust (SBI)	26,260	1,592,669
Inland Real Estate Corp.	74,100	1,055,925
Kimco Realty Corp.	222,400	6,587,488

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – CONTINUED
REITs – Shopping Centers – continued
Pan Pacific Retail Properties, Inc.	63,690	$ 4,044,315
Vornado Realty Trust	100,050	8,104,050
TOTAL REITS – SHOPPING CENTERS		21,826,077
TOTAL REAL ESTATE		157,756,112
TOTAL COMMON STOCKS
(Cost $142,190,860)		171,499,024
Money Market Funds — 1.8%
Fidelity Cash Central Fund, 3.92% (b)
(Cost $3,170,141)	3,170,141	3,170,141
TOTAL INVESTMENT PORTFOLIO – 100.0%
(Cost $145,361,001)		174,669,165
NET OTHER ASSETS – 0.0%		(10,223)
NET ASSETS – 100%	$ 174,658,942
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $145,570,930. Net unrealized appreciation aggregated $29,098,235, of which $30,882,966 related to appreciated investment securities and $1,784,731 related to depreciated investment securities.

Quarterly Report

4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

5 Quarterly Report

Quarterly Holdings Report for

Fidelity® Advisor Technology Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809103.101 AFTF-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 99.4%
	Shares	Value

COMMUNICATIONS EQUIPMENT – 39.4%
Communications Equipment – 39.4%
ADC Telecommunications, Inc. (a)	136,214	$ 2,376,934
Adtran, Inc.	28,000	847,000
Alcatel SA sponsored ADR (a)	364,800	4,282,752
Andrew Corp. (a)	199,400	2,117,628
AudioCodes Ltd. (a)	878,200	9,897,314
Avaya, Inc. (a)	456,400	5,257,728
Bookham, Inc. (a)	370,800	1,909,620
CIENA Corp. (a)	2,393,600	5,672,832
Comverse Technology, Inc. (a)	390,500	9,801,550
Corning, Inc. (a)	515,700	10,360,413
CSR PLC (a)	129,200	1,645,800
Extreme Networks, Inc. (a)	774,400	3,740,352
F5 Networks, Inc. (a)	399,700	20,796,391
Foxconn International Holdings Ltd.	130,000	139,188
Harris Corp.	3,200	131,520
ITF Optical Technologies, Inc.
Series A (a)(d)	34,084	0
Ixia (a)	236,000	2,978,320
JDS Uniphase Corp. (a)	631,500	1,326,150
Juniper Networks, Inc. (a)	1,846,446	43,077,585
Lucent Technologies, Inc. (a)	545,100	1,553,535
Motorola, Inc.	799,100	17,708,056
MRV Communications, Inc. (a)	584,600	1,128,278
Nokia Corp. sponsored ADR	3,218,000	54,126,760
Nortel Networks Corp. (a)	3,489,600	11,341,200
OZ Optics Ltd. unit (a)(d)	68,000	1,003,000
Polycom, Inc. (a)	107,600	1,646,280
Powerwave Technologies, Inc. (a)	151,500	1,698,315
QUALCOMM, Inc.	1,514,400	60,212,544
RADWARE Ltd. (a)	257,400	4,738,734
Research In Motion Ltd. (a)	837,500	51,498,095
Sonus Networks, Inc. (a)	604,900	2,637,364
		335,651,238

COMPUTERS & PERIPHERALS – 19.3%
Computer Hardware – 9.3%
Apple Computer, Inc. (a)	377,300	21,728,707
Avid Technology, Inc. (a)	52,700	2,594,421
Dell, Inc. (a)	156,900	5,001,972
Hewlett-Packard Co.	609,000	17,076,360
International Business Machines Corp.	300,000	24,564,000
Sun Microsystems, Inc. (a)	2,112,200	8,448,800
		79,414,260
Computer Storage & Peripherals – 10.0%
Advanced Digital Information Corp. (a)	36,393	332,632
Brocade Communications Systems, Inc. (a)	4,200	15,624
EMC Corp. (a)	3,487,672	48,687,901
Network Appliance, Inc. (a)	965,400	26,413,344

Quarterly Report

2

	Shares	Value
SanDisk Corp. (a)	147,965	$ 8,713,659
Seagate Technology	49,300	714,357
		84,877,517

TOTAL COMPUTERS & PERIPHERALS		164,291,777

ELECTRICAL EQUIPMENT – 0.5%
Electrical Components & Equipment – 0.5%
Evergreen Solar, Inc. (a)	551,497	4,549,850
ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.6%
Electronic Equipment & Instruments – 1.7%
Agilent Technologies, Inc. (a)	128,000	4,097,280
Applied Films Corp. (a)	171,313	3,326,898
AU Optronics Corp. sponsored ADR	89,864	1,145,766
Dolby Laboratories, Inc. Class A	53,900	867,790
LG.Philips LCD Co. Ltd. sponsored ADR (a)	81,200	1,543,612
Photon Dynamics, Inc. (a)	56,364	981,297
Samsung SDI Co. Ltd.	21,100	2,071,599
Symbol Technologies, Inc.	11,972	99,368
		14,133,610
Electronic Manufacturing Services – 1.1%
Flextronics International Ltd. (a)	213,900	1,987,131
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,350,878	5,838,109
Trimble Navigation Ltd. (a)	59,600	1,720,652
		9,545,892
Technology Distributors – 0.8%
Arrow Electronics, Inc. (a)	85,700	2,529,007
Avnet, Inc. (a)	173,400	3,996,870
		6,525,877

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		30,205,379

HOUSEHOLD DURABLES – 0.2%
Consumer Electronics – 0.2%
ReignCom Ltd.	24,592	287,378
Thomson SA	68,900	1,299,202
		1,586,580

INTERNET & CATALOG RETAIL – 3.1%
Internet Retail – 3.1%
eBay, Inc. (a)	640,400	25,359,840
GSI Commerce, Inc. (a)	55,600	888,488
		26,248,328

INTERNET SOFTWARE & SERVICES – 8.9%
Internet Software & Services – 8.9%
AsiaInfo Holdings, Inc. (a)	120,000	463,200
Baidu.com, Inc. ADR	700	48,608
Digital River, Inc. (a)	67,500	1,890,675
Google, Inc. Class A (sub. vtg.) (a)	97,400	36,246,436
Homestore, Inc. (a)	15,525	56,356

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INTERNET SOFTWARE & SERVICES – CONTINUED
Internet Software & Services – continued
Marchex, Inc. Class B (a)	358,200	$ 6,035,670
Openwave Systems, Inc. (a)	718,666	12,842,561
VeriSign, Inc. (a)	299,100	7,067,733
Yahoo!, Inc. (a)	310,860	11,492,494
		76,143,733

IT SERVICES – 0.6%
Data Processing & Outsourced Services – 0.2%
Hewitt Associates, Inc. Class A (a)	63,500	1,694,815
IT Consulting & Other Services – 0.4%
Accenture Ltd. Class A	65,900	1,733,829
Kanbay International, Inc. (a)	119,300	1,739,394
		3,473,223

TOTAL IT SERVICES		5,168,038

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 14.4%
Semiconductor Equipment – 2.8%
ASE Test Ltd. (a)	150,000	828,000
ASM International NV (Nasdaq) (a)	58,900	782,192
ASML Holding NV (NY Shares) (a)	181,700	3,085,266
ATMI, Inc. (a)	83,300	2,274,923
Axcelis Technologies, Inc. (a)	94,600	411,510
Credence Systems Corp. (a)	261,900	2,016,630
MEMC Electronic Materials, Inc. (a)	543,900	9,757,566
Teradyne, Inc. (a)	216,500	2,931,410
Varian Semiconductor Equipment Associates, Inc. (a)	23,700	896,334
Veeco Instruments, Inc. (a)	45,900	729,351
		23,713,182
Semiconductors – 11.6%
Advanced Analogic Technologies, Inc.	235,950	2,571,855
Altera Corp. (a)	474,400	7,898,760
Analog Devices, Inc.	205,500	7,147,290
Applied Micro Circuits Corp. (a)	1,528,900	3,730,516
ARM Holdings PLC sponsored ADR	339,900	1,954,425
ATI Technologies, Inc. (a)	626,200	9,013,887
Cambridge Display Technologies, Inc.	61,700	355,392
Cree, Inc. (a)	150,300	3,613,212
Cypress Semiconductor Corp. (a)	275,100	3,741,360
Exar Corp. (a)	12,463	156,909
Freescale Semiconductor, Inc.:
Class A (a)	205,100	4,858,819
Class B (a)	87,180	2,081,858
Ikanos Communications, Inc.	3,200	50,432
Intersil Corp. Class A	20,100	457,476
Linear Technology Corp.	192,900	6,406,209
Marvell Technology Group Ltd. (a)	141,200	6,553,092
Maxim Integrated Products, Inc.	170,100	5,899,068

Quarterly Report

4

	Shares	Value
Microchip Technology, Inc.	44,000	$ 1,327,480
Microtune, Inc. (a)	356,500	1,376,090
Mindspeed Technologies, Inc. (a)	1,962,200	3,492,716
National Semiconductor Corp.	144,800	3,276,824
O2Micro International Ltd. (a)	166,000	2,174,600
Q-Cells AG	600	32,942
Semiconductor Manufacturing International Corp. sponsored ADR (a)	126,600	854,550
SigmaTel, Inc. (a)	114,200	1,554,262
Silicon Laboratories, Inc. (a)	78,500	2,525,345
Silicon Storage Technology, Inc. (a)	150,000	757,500
STATS ChipPAC Ltd. sponsored ADR (a)	1,147,100	6,435,231
Trident Microsystems, Inc. (a)	27,100	820,046
Vitesse Semiconductor Corp. (a)	1,637,900	2,702,535
Xilinx, Inc.	93,500	2,239,325
Zoran Corp. (a)	196,577	2,885,750
		98,945,756

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		122,658,938

SOFTWARE – 8.8%
Application Software – 4.3%
Agile Software Corp. (a)	360,400	2,558,840
Cognos, Inc. (a)	59,400	2,215,052
FileNET Corp. (a)	33,800	951,470
Hyperion Solutions Corp. (a)	69,600	3,365,856
JAMDAT Mobile, Inc. (a)	3,700	68,154
Kronos, Inc. (a)	22,100	1,013,506
Mercury Interactive Corp. (a)	77,600	2,699,704
Monterey Design Systems (a)(d)	34,200	0
Quest Software, Inc. (a)	277,500	3,860,025
Salesforce.com, Inc. (a)	98,200	2,454,018
TIBCO Software, Inc. (a)	263,400	1,999,206
Ulticom, Inc. (a)	1,419,841	14,950,926
		36,136,757
Home Entertainment Software – 0.9%
Activision, Inc. (a)	124,933	1,970,193
Take-Two Interactive Software, Inc. (a)	104,600	2,159,990
THQ, Inc. (a)	100,900	2,338,862
Ubisoft Entertainment SA (a)	33,400	1,540,672
		8,009,717
Systems Software – 3.6%
Adobe Systems, Inc.	32,800	1,057,800
McAfee, Inc. (a)	57,400	1,723,722
Oracle Corp. (a)	1,412,600	17,911,768
Red Hat, Inc. (a)	281,400	6,534,108
Symantec Corp. (a)	147,900	3,527,415
		30,754,813

TOTAL SOFTWARE		74,901,287

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – 0.4%
Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	78,900	$ 3,492,114
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Wireless Telecommunication Services – 0.2%
Wireless Facilities, Inc. (a)	257,500	1,722,675
TOTAL COMMON STOCKS
(Cost $832,975,980)		846,619,937
Convertible Preferred Stocks — 0.0%

COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(d)	17,200	0
Procket Networks, Inc. Series C (a)(d)
(Cost $2,983,808)	276,000	3
Money Market Funds — 1.0%
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)
(Cost $8,684,075)	8,684,075	8,684,075

TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $844,643,863)		855,304,015

NET OTHER ASSETS – (0.4)%		(3,010,880)

NET ASSETS – 100%	$852,293,135

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,003 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date		Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 -- 12/26/00	$ 2,725,776

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $847,958,520. Net unrealized appreciation aggregated $7,345,495, of which $59,615,437 related to appreciated investment securities and $52,269,942 related to depreciated investment securities.

Quarterly Report

6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for

Fidelity® Advisor Telecommunications & Utilities Growth Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

1.809068.101 AFUG-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 97.0%
	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES – 33.9%
Integrated Telecommunication Services – 33.9%
BellSouth Corp.	689,300	$ 17,935,586
Citizens Communications Co.	800	9,792
Qwest Communications International, Inc. (a)	1,422,000	6,199,920
SBC Communications, Inc.	833,700	19,883,744
TELUS Corp. (non-vtg.)	8,200	307,656
Verizon Communications, Inc.	627,200	19,763,072
		64,099,770

ELECTRIC UTILITIES – 21.6%
Electric Utilities – 21.6%
Allegheny Energy, Inc. (a)	154,600	4,368,996
Cinergy Corp.	500	19,950
Edison International	182,500	7,986,200
Entergy Corp.	51,400	3,635,008
Exelon Corp.	172,300	8,964,769
FirstEnergy Corp.	97,200	4,617,000
FPL Group, Inc.	112,800	4,857,168
Northeast Utilities	2,900	52,751
PPL Corp.	195,100	6,114,434
Westar Energy, Inc.	10,200	225,420
		40,841,696

GAS UTILITIES – 1.3%
Gas Utilities – 1.3%
ONEOK, Inc.	59,200	1,701,408
Questar Corp.	500	39,375
Southern Union Co.	20,595	484,394
UGI Corp.	12,400	292,640
		2,517,817

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 12.1%
Independent Power & Energy Trade – 12.1%
AES Corp. (a)	574,700	9,131,983
NRG Energy, Inc. (a)	71,700	3,083,817
TXU Corp.	105,400	10,619,050
		22,834,850

MEDIA – 2.3%
Broadcasting & Cable TV – 2.3%
EchoStar Communications Corp. Class A	33,700	905,519
Sirius Satellite Radio, Inc. (a)	251,500	1,569,360
The DIRECTV Group, Inc. (a)	1,300	18,486
XM Satellite Radio Holdings, Inc.
Class A (a)	63,200	1,822,056
		4,315,421

MULTI-UTILITIES – 8.8%
Multi-Utilities – 8.8%
Aquila, Inc. (a)	44,400	157,176
CMS Energy Corp. (a)	85,190	1,270,183
Dominion Resources, Inc.	69,300	5,272,344

Quarterly Report

2

	Shares	Value
Public Service Enterprise Group, Inc.	141,500	$ 8,898,935
Sempra Energy	24,500	1,085,350
Wisconsin Energy Corp.	600	22,698
		16,706,686
OIL, GAS & CONSUMABLE FUELS – 0.2%
Oil & Gas Exploration & Production – 0.1%
Cheniere Energy, Inc. (a)	1,900	70,737
Oil & Gas Refining & Marketing – 0.1%
Western Gas Resources, Inc.	5,600	242,480
TOTAL OIL, GAS & CONSUMABLE FUELS		313,217
WATER UTILITIES – 0.2%
Water Utilities – 0.2%
Aqua America, Inc.	13,795	467,375
WIRELESS TELECOMMUNICATION SERVICES – 16.6%
Wireless Telecommunication Services – 16.6%
ALLTEL Corp.	45,689	2,826,322
American Tower Corp. Class A (a)	34,820	830,457
Crown Castle International Corp. (a)	5,000	122,600
Nextel Partners, Inc. Class A (a)	198,900	5,002,335
NII Holdings, Inc. (a)	76,200	6,318,504
Sprint Nextel Corp.	697,252	16,252,944
		31,353,162
TOTAL COMMON STOCKS
(Cost $170,031,875)		183,449,994

Money Market Funds — 2.7%

Fidelity Cash Central Fund, 3.92% (b)	4,148,671	4,148,671
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	1,087,500	1,087,500
TOTAL MONEY MARKET FUNDS
(Cost $5,236,171)		5,236,171

TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $175,268,046)		188,686,165

NET OTHER ASSETS – 0.3%		498,230

NET ASSETS – 100%	$ 189,184,395
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $178,732,403. Net unrealized appreciation aggregated $9,953,762, of which $26,049,614 related to appreciated investment securities and $16,095,852 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

3

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

4

Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

2